Condensed Consolidated Statement of Changes in Shareholders' Equity (Deficit) (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Additional Paid In Capital [Member]	Treasury Stock, at Cost [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2009	$ (59,961)	$ 6	$ 123,335	$ (103)	$ (8,558)	$ (174,641)
Balance (shares) at Dec. 31, 2009		6,011,496
Exercise of stock options	51		51
Exercise of stock options (shares)		10,488
Stock-based compensation	2,354		2,354
Purchase of treasury stock	(22)			(22)
Translation adjustments	(1,799)				(1,799)
Accretion of Class L preference	(65,962)					(65,962)
Net loss attributable to Bright Horizons Family Solutions Inc.	(9,994)					(9,994)
Balance at Dec. 31, 2010	(135,333)	6	125,740	(125)	(10,357)	(250,597)
Balance (shares) at Dec. 31, 2010		6,021,984
Exercise of stock options	12		12
Exercise of stock options (shares)		2,411
Stock-based compensation	1,158		1,158
Tax benefit from stock option exercises	22		22
Translation adjustments, net of non-controlling interest	(3,804)				(3,804)
Accretion of Class L preference	(72,842)					(72,842)
Net loss attributable to Bright Horizons Family Solutions Inc.	4,759					4,759
Balance at Dec. 31, 2011	(206,028)	6	126,932	(125)	(14,161)	(318,680)
Balance (shares) at Dec. 31, 2011		6,024,395
Exercise of stock options	440		440
Exercise of stock options (shares)		86,066
Stock-based compensation	17,596		17,596
Tax benefit from stock option exercises	874		874
Purchase of treasury stock	(497)			(497)
Acquisition of additional non-controlling interest	4,162		4,868		(706)
Retirement of treasury stock			(622)	622
Retirement of treasury stock (shares)		(47,808)
Translation adjustments, net of non-controlling interest	6,051				6,051
Accretion of Class L preference	(84,647)					(84,647)
Net loss attributable to Bright Horizons Family Solutions Inc.	8,162					8,162
Balance at Dec. 31, 2012	(253,887)	6	150,088		(8,816)	(395,165)
Balance (shares) at Dec. 31, 2012		6,062,653
Conversion of Class L common stock	854,101	47	854,054
Conversion of Class L common stock (shares)		46,708,466
Initial public offering	234,944	12	234,932
Initial public offering (shares)		11,615,000
Exercise of stock options	8,671		8,671
Exercise of stock options (shares)		740,710
Stock-based compensation	9,528		9,528
Tax benefit from stock option exercises	4,088		4,088
Translation adjustments, net of non-controlling interest	3,625				3,625
Net loss attributable to Bright Horizons Family Solutions Inc.	(11,120)					(11,120)
Balance at Sep. 30, 2013	$ 849,950	$ 65	$ 1,261,361		$ (5,191)	$ (406,285)
Balance (shares) at Sep. 30, 2013		65,126,829